Accumulated Other Comprehensive Loss (Summary of Changes in AOCI) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	$ 1,021,172	$ 1,221,233	$ 1,106,744	$ 1,240,934
Rebalancing of ownership percentage	0	0	0	0
Ending Balance	982,306	1,180,859	982,306	1,180,859
Unrealized Gain on Designated Derivative
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance			(7,043)
Other comprehensive loss, before reclassifications			(42,226)
Amount of gain reclassified from accumulated other comprehensive loss			2,606
Ending Balance	(46,489)		(46,489)
Accumulated Other Comprehensive Income
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance	(44,308)	2,163	(7,043)	4,582
Rebalancing of ownership percentage	174		174
Ending Balance	$ (46,489)	$ (6,253)	$ (46,489)	$ (6,253)